CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 96.7%
United States Treasury Obligations: 93.5%
United States Cash Management Bill
0.00%, 12/28/21 (a)	$50,000	$49,995,966
0.01%, 11/02/21 (a)†	25,000	24,998,646
United States Treasury Bill
0.00%, 10/26/21 (a)	30,000	29,999,062
0.00%, 11/23/21 (a)	10,000	9,999,595
0.00%, 11/30/21 (a)†	45,000	44,996,977
0.01%, 10/14/21 (a)	20,000	19,999,964
0.01%, 10/07/21 (a)	55,000	54,999,887
0.01%, 10/28/21	20,000	19,999,550
0.01%, 11/04/21	40,000	39,998,678
0.01%, 11/09/21	30,000	29,998,538
0.01%, 11/18/21 (a)	30,000	29,997,600
0.01%, 11/26/21 (a)	50,000	49,996,500
0.03%, 10/21/21	20,000	19,999,667
0.03%, 12/02/21 (a)	40,000	39,998,278
0.04%, 12/30/21	50,000	49,995,938
0.04%, 12/09/21	25,000	24,999,030
0.04%, 12/16/21 (a)	50,000	49,997,334
0.05%, 11/12/21	35,000	34,997,958
		624,969,168

	Number of Shares
Money Market Fund: 3.2%
Invesco Treasury Portfolio - Institutional Class	21,348,397	21,348,397
Total Short-Term Investments: 96.7% (Cost: $646,312,521)		646,317,565
Other assets less liabilities: 3.3%		22,086,140
NET ASSETS: 100.0%		$668,403,705

Total Return Swap Contracts

Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Total Return	$659,101,000	0.44%	Monthly	10/20/21	$9,137,236	1.4%

Footnotes:

(a)	All or a portion of these securities are segregated for the unfunded subscription agreements. Total value of securities segregated is $193,990,839.
†	Security fully or partially on loan. Total market value of securities on loan is $52,246,738.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 3-Month T-Bill rate + 0.40%.

Summary of Investments by Sector	% of Investments	Value
Government Activity	96.7%	$624,969,168
Money Market Fund	3.3	21,348,397
	100.0%	$646,317,565

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 38.2%
Argentina: 1.3%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	208	$184,092
YPF SA Reg S 8.50%, 07/28/25	USD	244	203,742
			387,834
Brazil: 2.0%
Atento Luxco 1 SA 144A 8.00%, 02/10/26	USD	207	226,930
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	215	229,308
Suzano Austria GmbH 6.00%, 01/15/29	USD	128	150,146
			606,384
Cayman Islands: 0.8%
DP World Crescent Ltd. Reg S 3.88%, 07/18/29	USD	236	255,439
Chile: 1.5%
Cencosud SA Reg S 4.38%, 07/17/27	USD	215	233,815
Empresa Nacional del Petroleo Reg S 5.25%, 11/06/29	USD	209	233,685
			467,500
Colombia: 1.6%
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30 †	USD	225	236,477
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	231	232,350
			468,827
Cyprus: 0.0%
MHP Lux SA Reg S 6.25%, 09/19/29	USD	14	14,363
Georgia: 1.3%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	USD	220	234,833
TBC Bank JSC 144A 5.75%, 06/19/24	USD	152	163,780
			398,613
Ghana: 0.8%
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	120	104,296
Tullow Oil Plc Reg S 7.00%, 03/01/25	USD	172	149,491
			253,787
India: 0.9%
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	258	277,350
Indonesia: 3.1%
Pertamina Persero PT Reg S 6.00%, 05/03/42	USD	189	234,149
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara Reg S
5.25%, 10/24/42	USD	202	226,307
6.15%, 05/21/48	USD	183	226,325
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	204	233,767
			920,548
Ireland: 0.9%
Aragvi Finance International DAC 144A 8.45%, 04/29/26	USD	258	269,293
Israel: 1.2%
Delek & Avner Tamar Bond Ltd. 144A Reg S
5.08%, 12/30/23	USD	77	77,262
5.41%, 12/30/25	USD	131	131,325
Israel Electric Corp. Ltd. 144A Reg S 4.25%, 08/14/28	USD	137	153,902
			362,489
Kazakhstan: 0.7%
Development Bank of Kazakhstan JSC 144A 10.95%, 05/06/26	KZT	93,500	221,195
Luxembourg: 1.4%
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	USD	173	174,199
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	266	257,275
			431,474
Malaysia: 1.6%
Petronas Capital Ltd. Reg S
2.48%, 01/28/32	USD	238	237,079
3.50%, 04/21/30	USD	214	231,990
			469,069
Mauritius: 0.7%
IHS Netherlands Holdco BV 144A
7.12%, 03/18/25	USD	66	68,145
8.00%, 09/18/27	USD	135	144,619
			212,764
Mexico: 6.3%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380	8
Petróleos Mexicanos
6.49%, 01/23/27	USD	526	556,902
6.62%, 06/15/35	USD	479	454,315
6.88%, 08/04/26	USD	207	225,392
7.47%, 11/12/26	MXN	13,590	591,557
Petróleos Mexicanos Reg S 7.19%, 09/12/24	MXN	1,300	60,162
			1,888,336
Nigeria: 0.9%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	250	261,406
Qatar: 0.8%
Qatar Petroleum 144A 2.25%, 07/12/31	USD	238	236,041
Saudi Arabia: 2.3%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	205	216,402
Saudi Arabian Oil Co. 144A
1.62%, 11/24/25	USD	264	264,396
4.25%, 04/16/39	USD	198	222,616
			703,414
Singapore: 0.8%
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	238	243,981
South Africa: 1.9%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	507	562,301
South Korea: 0.8%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	230	226,449
Taiwan: 0.5%
TSMC Global Ltd. Reg S 2.25%, 04/23/31 †	USD	137	136,386
Thailand: 0.5%
GC Treasury Center Co. Ltd. Reg S 2.98%, 03/18/31	USD	42	42,654
PTTEP Treasury Center Co. Ltd. Reg S 2.59%, 06/10/27	USD	107	110,910
			153,564
Ukraine: 0.4%
Kernel Holding SA 144A 6.50%, 10/17/24	USD	108	114,767
United Arab Emirates: 0.7%
Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	USD	219	222,627
United States: 1.7%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	252	260,127
Kosmos Energy Ltd. 144A 7.50%, 03/01/28	USD	255	247,959
			508,086
Uzbekistan: 0.8%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	238	236,491
Total Corporate Bonds (Cost: $11,507,974)			11,510,778
GOVERNMENT OBLIGATIONS: 54.9%
Argentina: 1.2%
Argentine Republic Government International Bond 2.50%, 07/09/41 (s)	USD	950	350,816
Provincia de Buenos Aires Reg S
3.50%, 09/01/37 (s)	USD	0	185
3.90%, 09/01/37 (s)	USD	0	33
			351,034
Armenia: 0.1%
Republic of Armenia Treasury Bonds 8.00%, 10/29/31	AMD	17,610	31,347
Azerbaijan: 0.5%
Republic of Azerbaijan International Bond Reg S 3.50%, 09/01/32	USD	150	153,318
Brazil: 1.4%
Brazilian Government International Bond
3.88%, 06/12/30	USD	92	89,254
4.62%, 01/13/28	USD	191	201,338
5.62%, 01/07/41	USD	146	148,304
			438,896
Cayman Islands: 1.1%
Dubai DOF Sukuk Ltd. Reg S 2.76%, 09/09/30	USD	320	325,274
China: 3.7%
China Government Bond
2.57%, 05/20/23	CNY	2,140	331,801
2.68%, 05/21/30	CNY	1,200	181,313
2.85%, 06/04/27	CNY	1,150	178,154
3.02%, 10/22/25	CNY	2,640	413,821
			1,105,089
Colombia: 0.5%
Colombia Government International Bond 3.12%, 04/15/31	USD	150	140,558
Costa Rica: 0.7%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	215	221,183
Czech Republic: 2.0%
Czech Republic Government Bond 1.20%, 03/13/31	CZK	8,880	375,555
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	1,680	70,290
1.00%, 06/26/26	CZK	3,530	153,527
			599,372
Ecuador: 2.4%
Ecuador Government International Bond 144A 5.00%, 07/31/30 (s)	USD	179	150,809
Ecuador Government International Bond Reg S 5.00%, 07/31/30 (s)	USD	693	583,860
			734,669
El Salvador: 1.9%
El Salvador Government International Bond Reg S
5.88%, 01/30/25	USD	118	90,861
7.12%, 01/20/50 †	USD	227	157,200
9.50%, 07/15/52 †	USD	400	313,504
			561,565
Gabon: 1.2%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	40	43,392
Gabon Government International Bond Reg S 6.62%, 02/06/31	USD	322	317,898
			361,290
Georgia: 0.4%
Georgia Treasury Bond 8.00%, 02/04/23	GEL	404	128,651
Ghana: 0.3%
Ghana Government International Bond 144A 7.88%, 03/26/27	USD	80	78,388
Guatamala: 0.3%
Guatemala Government Bond Reg S 4.50%, 05/03/26 †	USD	81	86,975
Hungary: 2.2%
Hungary Government Bond 1.50%, 04/22/26	HUF	93,390	287,113
Hungary Government International Bond 144A 2.12%, 09/22/31	USD	385	379,706
			666,819
Israel: 1.0%
Israel Government Bond 1.50%, 05/31/37	ILS	517	150,774
Israel Government International Bond 4.50%, 01/30/43	USD	122	152,497
			303,271
Jordan: 0.3%
Jordan Government International Bond 144A 4.95%, 07/07/25 †	USD	36	37,618
Jordan Government International Bond Reg S 4.95%, 07/07/25	USD	40	41,797
			79,415
Kazakhstan: 0.8%
Kazakhstan Government Bond - MEUKAM 10.40%, 05/19/27	KZT	105,806	253,237
Kenya: 0.3%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	82	88,824
Kuwait: 0.5%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	127	140,766
Malaysia: 1.5%
Malaysia Sovereign Sukuk Bhd Reg S 3.04%, 04/22/25	USD	206	219,194
Malaysia Sukuk Global Bhd Reg S 4.08%, 04/27/46 †	USD	190	228,508
			447,702
Mexico: 2.9%
Mexican Bonos
5.75%, 03/05/26	MXN	880	40,692
8.50%, 05/31/29	MXN	16,160	838,319
			879,011
Mongolia: 0.1%
Mongolia Government International Bond Reg S 5.12%, 04/07/26 †	USD	21	22,084
Nigeria: 0.3%
Republic of Nigeria 144A 6.13%, 09/28/28	USD	90	90,471
Oman: 1.5%
Oman Government International Bond 144A
6.25%, 01/25/31	USD	371	397,677
7.38%, 10/28/32	USD	57	65,068
			462,745
Paraguay: 0.5%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	137	155,255
Peru: 3.9%
Peru Government International Bond Reg S
5.40%, 08/12/34	PEN	4,058	848,573
6.90%, 08/12/37	PEN	1,486	344,532
			1,193,105
Philippines: 3.0%
Philippine Government International Bond
3.90%, 11/26/22	PHP	30,924	612,296
6.25%, 01/14/36	PHP	12,044	282,549
			894,845
Poland: 1.7%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	1,527	360,898
2.50%, 07/25/27	PLN	541	142,966
			503,864
Qatar: 2.6%
Qatar Government International Bond 144A
3.25%, 06/02/26	USD	81	87,545
4.62%, 06/02/46	USD	61	76,511
6.40%, 01/20/40	USD	205	300,750
Qatar Government International Bond Reg S 3.25%, 06/02/26	USD	300	324,240
			789,046
Romania: 0.7%
Romania Government Bond
3.25%, 06/24/26	RON	700	162,152
3.65%, 07/28/25	RON	250	59,037
			221,189
Saudi Arabia: 1.0%
Saudi Government International Bond 144A 5.00%, 04/17/49	USD	242	301,983
Senegal: 0.2%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	60	62,706
Singapore: 0.6%
Singapore Government Bond 3.50%, 03/01/27	SGD	237	196,400
South Africa: 1.7%
Republic of South Africa Government Bond
8.00%, 01/31/30	ZAR	1,267	78,256
8.25%, 03/31/32	ZAR	2,277	135,344
8.88%, 02/28/35	ZAR	2,760	162,849
Republic of South Africa Government International Bond 5.75%, 09/30/49	USD	148	141,373
			517,822
South Korea: 0.6%
Export-Import Bank of Korea 0.62%, 02/09/26	USD	199	194,388
Sri Lanka: 0.3%
Sri Lanka Government International Bond Reg S 5.75%, 01/18/22	USD	88	79,200
Thailand: 1.8%
Thailand Government Bond
0.95%, 06/17/25	THB	8,732	259,620
2.88%, 12/17/28	THB	8,420	271,959
			531,579
Turkey: 1.6%
Turkey Government International Bond 7.38%, 02/05/25	USD	450	478,710
Ukraine: 1.0%
Ukraine Government Bond 10.00%, 08/23/23	UAH	8,396	303,415
United Arab Emirates: 0.9%
Abu Dhabi Government International Bond 144A 2.50%, 04/16/25	USD	60	63,236
Abu Dhabi Government International Bond Reg S 2.50%, 04/16/25	USD	206	217,112
			280,348
Uruguay: 1.2%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	10,243	243,352
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	4,951	120,944
			364,296
Uzbekistan: 0.4%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	1,150,000	110,515
Zambia: 2.1%
Zambia Government Bond
13.00%, 01/25/31	ZMW	12,265	433,873
14.00%, 05/31/36	ZMW	6,220	211,779
			645,652
Total Government Obligations (Cost: $16,737,307)			16,576,272

	Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
Mexico: 0.0%
Corp. GEO SAB de CV (MXN) # *∞		10,247	0
MONEY MARKET FUND: 5.4% (Cost: $1,621,923)
Invesco Treasury Portfolio - Institutional Class		1,621,923	1,621,923
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $29,867,204)			29,708,973
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6% (Cost: $1,098,064)
Money Market Fund: 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio		1,098,064	1,098,064
Total Investments: 102.1% (Cost: $30,965,268)			30,807,037
Liabilities in excess of other assets: (2.1)%			(636,160)
NET ASSETS: 100.0%			$30,170,877

Definitions:
CNY	Chinese Yuan
CZK	Czech Koruna
HUF	Hungarian Forint
ILS	Israeli Shekel
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $1,082,721.
(d)	Security in default
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $6,635,047, or 22.0% of net assets.

Schedule of Open Forward Foreign Currency Contracts - September 30, 2021

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	CNY	3,030,541	USD	465,865	10/25/2021	$(2,529)
State Street Bank & Trust Company	MXN	6,238,359	USD	304,236	10/25/2021	2,969
State Street Bank & Trust Company	MXN	3,131,688	USD	153,533	10/25/2021	2,295
State Street Bank & Trust Company	ZAR	4,610,017	USD	303,610	10/25/2021	(1,672)
State Street Bank & Trust Company	MXN	15,413,379	USD	764,894	10/25/2021	20,541
State Street Bank & Trust Company	CNY	3,038,196	USD	467,278	10/25/2021	(2,298)
Net unrealized Appreciation on forward foreign currency contracts						$19,306

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.1%	$925,906
Consumer Cyclicals	0.8	236,491
Consumer Non-Cyclicals	2.8	855,053
Energy	17.7	5,252,536
Financials	7.4	2,199,113
Government Activity	55.8	16,576,271
Technology	1.3	380,367
Utilities	5.6	1,661,313
Money Market Fund	5.5	1,621,923
	100.0%	$29,708,973

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.0%
Argentina: 3.0%
MercadoLibre, Inc. (USD) *	48,170	$80,896,698
Brazil: 6.1%
Fleury SA	5,396,300	21,919,140
Infracommerce CXAAS SA *	2,362,100	7,373,768
JSL SA	12,951,000	22,117,119
Locaweb Servicos de Internet SA 144A *	4,504,800	18,926,653
Movida Participacoes SA *	7,905,700	24,867,950
Rede D’Or Sao Luiz SA 144A	1,766,300	22,026,247
Rumo SA *	1,864,577	5,748,749
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	11,832,500	32,483,290
Vasta Platform Ltd. (USD) * ‡	987,296	4,502,070
Westwing Comercio Varejista Ltda *	3,916,100	3,185,663
		163,150,649
British Virgin Islands: 1.4%
Fix Price Group Ltd. (GDR) †	3,811,800	34,249,023
Juhayna Food Industries (EGP) # *	8,569,140	3,041,297
		37,290,320
China: 24.3%
Alibaba Group Holding Ltd. (ADR) *	142,400	21,082,320
Alibaba Group Holding Ltd. (HKD) # *	1,212,000	22,438,894
Alibaba Health Information Technology Ltd. (HKD) # *	19,776,000	28,478,192
China Animal Healthcare Ltd. (HKD) # *∞	8,365,994	1
China Conch Venture Holdings Ltd. (HKD) #	2,112,000	9,806,807
China Education Group Holdings Ltd. (HKD) # †	36,994,000	63,811,650
China Feihe Ltd. (HKD) 144A #	12,169,000	20,511,196
Fu Shou Yuan International Group Ltd. (HKD) #	24,135,000	20,075,478
GDS Holdings Ltd. (ADR) *	240,500	13,614,705
GDS Holdings Ltd. (HKD) # *	2,252,800	15,973,934
Meituan (HKD) 144A # *	811,000	25,888,273
NetEase, Inc. (ADR)	130,700	11,161,780
NetEase, Inc. (HKD) #	758,000	12,825,671
OneConnect Financial Technology Co. Ltd. (ADR) *	1,083,325	4,441,632
Pharmaron Beijing Co. Ltd. (HKD) 144A #	1,385,800	33,059,534
Ping An Bank Co. Ltd. #	11,177,883	30,860,094
Qingdao TGOOD Electric Co. Ltd. #	6,243,810	24,624,771
Shandong Head Co. Ltd. # *	1,079,975	7,003,129
Shanghai Baosight Software Co. Ltd. #	4,583,206	46,577,850
Tencent Holdings Ltd. (HKD) #	1,393,000	83,160,312
Topsports International Holdings Ltd. (HKD) 144A #	23,879,000	27,119,411
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	2,002,000	32,473,016
Wuxi Shangji Automation Co. Ltd. #	166,000	7,116,353
Yifeng Pharmacy Chain Co. Ltd. #	3,996,369	32,112,254
Yum China Holdings, Inc. (HKD) #	275,000	16,202,752
Yum China Holdings, Inc. (USD)	275,000	15,980,250
Zai Lab Ltd. (ADR) *	87,500	9,221,625
Zai Lab Ltd. (HKD) # *	103,500	11,091,098
		646,712,982
Egypt: 1.8%
Cleopatra Hospital # *	52,387,115	14,904,251
Commercial International Bank Egypt SAE # *	9,191,082	24,864,765
Fawry for Banking & Payment Technology Services SAE # *	10,165,701	9,179,346
		48,948,362
Georgia: 1.3%
Bank of Georgia Group Plc (GBP) # *	1,332,197	27,853,138
Georgia Capital Plc (GBP) *	815,197	6,590,380
		34,443,518
Germany: 2.4%
Delivery Hero SE 144A # *	490,000	62,502,028
Hong Kong: 2.1%
A-Living Smart City Services Co. Ltd. 144A # †	15,431,500	54,800,781
Hungary: 1.3%
OTP Bank Nyrt # *	567,000	33,176,910
India: 11.7%
Cholamandalam Investment and Finance Co. Ltd. #	4,807,000	36,272,532
HDFC Bank Ltd. #	3,237,000	69,110,280
HDFC Bank Ltd. (ADR)	836,000	61,103,240
Oberoi Realty Ltd. # *	1,503,000	19,430,789
Phoenix Mills Ltd. #	1,556,200	20,089,756
Reliance Industries Ltd. #	3,174,466	106,232,149
		312,238,746
Japan: 1.6%
Bank BTPN Syariah Tbk PT (IDR) #	176,500,000	42,593,619
Kazakhstan: 1.5%
Kaspi.kz JSC (USD) (GDR) #∞	373,540	39,669,948
Kenya: 0.2%
Safaricom Plc	15,135,000	5,821,154
Kuwait: 0.5%
Humansoft Holding Co. KSC #	1,255,090	13,757,364
Mexico: 2.5%
Qualitas Controladora SAB de CV	5,695,058	26,194,259
Regional SAB de CV	7,178,000	41,075,763
		67,270,022
Philippines: 2.8%
Bloomberry Resorts Corp. *	135,800,000	15,813,605
International Container Terminal Services, Inc. #	15,444,740	58,989,530
		74,803,135
Poland: 0.7%
InPost SA (EUR) # *	1,158,200	19,218,503
Russia: 4.4%
Detsky Mir PJSC 144A #	12,004,700	21,411,803
Sberbank of Russia PJSC (ADR) #	3,369,000	62,810,096
Yandex NV (USD) * †	398,000	31,716,620
		115,938,519
South Africa: 4.2%
Prosus NV (EUR) #	1,009,847	80,829,148
Transaction Capital Ltd.	11,649,131	31,879,186
		112,708,334
South Korea: 6.4%
Doosan Fuel Cell Co. Ltd. # * †	411,000	17,731,293
LG Chem Ltd. #	118,760	77,024,195
Naver Corp. #	161,400	52,368,968
Samsung SDI Co. Ltd. #	40,590	24,220,859
		171,345,315
Taiwan: 11.3%
Chroma ATE, Inc. #	2,823,000	17,679,375
MediaTek, Inc. #	2,022,000	65,083,069
Poya International Co. Ltd. #	1,889,155	31,920,826
Sea Ltd. (ADR) *	183,750	58,566,637
Taiwan Semiconductor Manufacturing Co. Ltd. #	5,415,000	111,993,481
Wiwynn Corp. #	539,000	16,690,562
		301,933,950
Tanzania: 1.5%
Helios Towers Plc (GBP) * †	15,969,247	38,945,709
Turkey: 3.0%
Agesa Hayat ve Emeklilik AS	3,102,147	6,027,786
MLP Saglik Hizmetleri AS 144A # * ‡	10,730,392	33,205,750
Sok Marketler Ticaret AS #	12,723,140	16,818,768
Tofas Turk Otomobil Fabrikasi AS #	3,864,000	22,619,007
		78,671,311
United Kingdom: 0.0%
Hirco Plc # *∞	812,346	1
Total Common Stocks (Cost: $2,041,903,888)		2,556,837,878
PREFERRED SECURITIES: 3.3% (Cost: $93,923,152)
South Korea: 3.3%
Samsung Electronics Co. Ltd., 1.94% #	1,471,000	85,816,188
MONEY MARKET FUND: 0.5% (Cost: $14,163,798)
Invesco Treasury Portfolio - Institutional Class	14,163,798	14,163,798
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $2,149,990,838)		2,656,817,864
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $3,668,558)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	3,668,558	3,668,558
Total Investments: 99.9% (Cost: $2,153,659,396)		2,660,486,422
Other assets less liabilities: 0.1%		2,616,805
NET ASSETS: 100.0%		$2,663,103,227

Definitions:
ADR	American Depositary Receipt
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
†	Security fully or partially on loan. Total market value of securities on loan is $29,345,403.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,965,121,045 which represents 73.8% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $351,924,692, or 13.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.4%	$301,940,621
Consumer Discretionary	22.1	584,286,263
Consumer Staples	2.7	72,483,515
Energy	4.0	106,232,149
Financials	18.8	500,412,049
Health Care	7.7	206,378,853
Industrials	8.4	222,704,365
Information Technology	17.7	469,867,602
Materials	3.2	84,027,324
Real Estate	3.5	94,321,325
Money Market Fund	0.5	14,163,798
	100.0%	$2,656,817,864

Transactions in securities of affiliates for the period ended September 30, 2021:

	Value 12/31/2020		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021
MLP Saglik Hizmetleri AS	$—	(a)	$4,041,170	$—	$—	$—	$4,199,820	$33,205,750
Vasta Platform Ltd.	—	(a)	2,590,887	—	—	—	(9,881,609)	4,502,070
	$—		$6,632,057	$—	$—	$—	$(5,681,789)	$37,707,820

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.2%
Australia: 4.0%
Ecograf Ltd. # *	86,700	$43,524
Orocobre Ltd. # *	13,371	82,179
Piedmont Lithium, Inc. (USD) *	1,200	65,352
		191,055
Canada: 1.7%
Ballard Power Systems, Inc. (USD) *	1,900	26,695
Burcon NutraScience Corp. *	3,000	4,713
Euro Manganese, Inc. (AUD) # *	92,600	32,910
Farmers Edge, Inc. *	790	3,144
Maple Leaf Foods, Inc.	380	7,722
		75,184
Cayman Islands: 3.5%
FREYR Battery SA (USD) *	17,500	172,724
China: 4.4%
BYD Co. Ltd. (HKD) #	5,000	155,412
Flat Glass Group Co. Ltd. (HKD) #	12,000	56,152
		211,564
Denmark: 5.7%
Novozymes A/S #	760	52,099
Orsted A/S 144A #	840	110,724
Vestas Wind Systems A/S #	2,800	112,331
		275,154
Finland: 2.6%
Neste Oyj #	2,200	124,107
France: 3.7%
Cie de Saint-Gobain #	440	29,611
Engie SA #	6,800	88,966
Legrand SA #	520	55,718
		174,295
Germany: 3.5%
Infineon Technologies AG #	4,200	171,771
Isle of Man: 0.1%
Agronomics Ltd. *	14,600	5,410
Israel: 0.1%
Else Nutrition Holdings, Inc. (CAD) *	2,200	4,429
Italy: 1.2%
Enel SpA #	7,600	58,332
Japan: 3.4%
FANUC Corp. #	200	43,852
Keyence Corp. #	200	119,374
		163,226
South Korea: 3.8%
LG Chem Ltd. #	130	84,314
Samsung SDI Co. Ltd. #	160	95,475
		179,789
Spain: 1.8%
Avangrid, Inc. (USD)	950	46,170
Soltec Power Holdings SA *	4,800	38,726
		84,896
Sweden: 3.2%
Atlas Copco AB #	2,100	126,810
Oatly Group AB (ADR) *	1,600	24,192
		151,002
United States: 54.5%
Amyris, Inc. *	990	13,593
Ball Corp.	1,100	98,967
Benson Hill, Inc. *	4,500	44,618
Beyond Meat, Inc. *	340	35,788
Bloom Energy Corp. *	1,900	35,568
Bunge Ltd.	970	78,880
Cognex Corp.	900	72,198
Darling Ingredients, Inc. *	1,100	79,090
Deere & Co.	350	117,275
Enphase Energy, Inc. *	640	95,981
EVgo, Inc. *	8,000	65,200
Generac Holdings, Inc. *	310	126,688
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	165,788
John Bean Technologies Corp.	110	15,461
Lindsay Corp.	150	22,769
MP Materials Corp. *	1,200	38,676
NextEra Energy Partners LP	730	55,013
Ormat Technologies, Inc.	1,500	99,915
Pentair Plc	990	71,904
Plug Power, Inc. *	1,300	33,202
Quanta Services, Inc.	1,200	136,584
Republic Services, Inc.	690	82,841
SolarEdge Technologies, Inc. *	360	95,479
Stem, Inc. *	4,900	117,061
Sunnova Energy International, Inc. *	2,800	92,232
Sunrun, Inc. *	2,700	118,800
Tattooed Chef, Inc. *	370	6,819
Teradyne, Inc.	430	46,943
Tesla, Inc. *	190	147,341
TPI Composites, Inc. *	2,500	84,375
Trimble, Inc. *	1,800	148,050
TuSimple Holdings, Inc. *	640	23,763
Xylem, Inc.	1,000	123,680
		2,590,542
Total Common Stocks (Cost: $4,857,686)		4,633,480
MASTER LIMITED PARTNERSHIP: 0.9% (Cost: $45,048)
Canada: 0.9%
Brookfield Renewable Partners LP (USD)	1,200	44,292
MONEY MARKET FUND: 2.4% (Cost: $113,236)
Invesco Treasury Portfolio - Institutional Class	113,236	113,236
Total Investments: 100.5% (Cost: $5,015,970)		4,791,008
Liabilities in excess of other assets: (0.5)%		(21,871)
NET ASSETS: 100.0%		$4,769,137

Definitions:
ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,643,661 which represents 34.5% of net assets.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $110,724, or 2.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	7.7%	$367,953
Consumer Staples	5.8	281,540
Energy	2.6	124,107
Financials	3.6	171,198
Industrials	35.8	1,716,436
Information Technology	18.9	904,568
Materials	10.8	516,327
Utilities	12.4	595,643
Money Market Fund	2.4	113,236
	100.0%	$4,791,008

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.4%
Australia: 2.8%
Ecograf Ltd. # * †	1,404,981	$705,314
Orocobre Ltd. # *	247,749	1,522,677
Piedmont Lithium, Inc. (USD) *	78,300	4,264,218
Rio Tinto Plc (ADR) †	201,500	13,464,230
		19,956,439
Brazil: 1.5%
Vale SA (ADR)	343,600	4,793,220
Yara International ASA (NOK) #	119,500	5,919,583
		10,712,803
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) * †	1,507,800	702,354
Canada: 11.4%
Agnico Eagle Mines Ltd. (USD)	265,106	13,745,746
B2Gold Corp. (USD)	1,191,300	4,074,246
Barrick Gold Corp. (USD)	716,445	12,931,833
Euro Manganese, Inc. (AUD) # *	2,040,572	725,213
Kinross Gold Corp. (USD)	1,628,900	8,730,904
Kirkland Lake Gold Ltd. (USD) †	372,598	15,496,351
Nouveau Monde Graphite, Inc. (USD) *	172,900	968,240
Nutrien Ltd. (USD) (a)	385,871	25,016,017
		81,688,550
Cayman Islands: 1.1%
FREYR Battery SA (USD) *	447,700	4,418,799
FREYR Battery SA (USD) * ø	350,000	3,454,500
		7,873,299
Chile: 1.6%
Lundin Mining Corp. (CAD)	1,645,700	11,836,671
Finland: 0.9%
Neste Oyj #	111,500	6,289,971
Norway: 2.4%
Equinor ASA (ADR) †	686,900	17,515,950
South Africa: 5.2%
Anglo American Plc (GBP) #	642,100	22,504,735
Sibanye Stillwater Ltd. (ADR) †	1,222,100	15,080,714
		37,585,449
Spain: 0.1%
Soltec Power Holdings SA * †	116,600	940,718
United Kingdom: 1.0%
Endeavour Mining Plc (CAD)	326,800	7,355,967
United States: 65.9%
Benson Hill, Inc. * †	302,900	2,902,073
Benson Hill, Inc. # * ø	190,000	1,343,300
Bunge Ltd.	251,300	20,435,716
ChampionX Corp. *	324,700	7,260,292
Chart Industries, Inc. *	88,234	16,862,400
Chevron Corp.	132,400	13,431,980
Cimarex Energy Co.	262,500	22,890,000
ConocoPhillips	252,241	17,094,373
Corteva, Inc.	187,166	7,875,945
Darling Ingredients, Inc. *	113,900	8,189,410
Devon Energy Corp.	578,032	20,525,916
Diamondback Energy, Inc.	240,468	22,765,106
Enphase Energy, Inc. *	26,700	4,004,199
EQT Corp. *	715,400	14,637,084
EVgo, Inc. # * ø	308,000	2,513,280
FMC Corp.	138,000	12,635,280
Freeport-McMoRan, Inc.	797,900	25,955,687
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	514,291	27,504,283
IPG Photonics Corp. *	61,100	9,678,240
Kirby Corp. *	117,700	5,644,892
Liberty Oilfield Services, Inc. *	918,250	11,138,372
Louisiana-Pacific Corp.	131,800	8,088,566
Mosaic Co.	226,600	8,094,152
MP Materials Corp. * †	247,200	7,967,256
Newmont Corp.	316,155	17,167,216
Ormat Technologies, Inc.	132,400	8,819,164
Pioneer Natural Resources Co.	177,288	29,520,225
Sanderson Farms, Inc.	37,400	7,038,680
SolarEdge Technologies, Inc. *	84,100	22,305,002
Solaris Oilfield Infrastructure, Inc.	582,400	4,857,216
Stem, Inc. *	590,632	14,110,198
Stem, Inc. # * ø	362,000	8,648,180
Sunrun, Inc. * †	463,200	20,380,800
TuSimple Holdings, Inc. * †	97,930	3,636,141
Tyson Foods, Inc.	187,000	14,761,780
Union Pacific Corp.	23,800	4,665,038
Valero Energy Corp.	273,300	19,286,781
		474,634,223
Zambia: 3.4%
First Quantum Minerals Ltd. (CAD)	1,306,400	24,186,863
Total Common Stocks (Cost: $466,127,290)		701,279,257
WARRANTS: 0.0%
Cayman Islands: 0.0%
FREYR Battery SA, USD 11.50, expiring 09/01/27	120,350	356,236
United States: 0.0%
Benson Hill, Inc., USD 11.50, expiring 12/24/25	74,875	105,582
Total Warrants (Cost: $216,758)		461,818
MONEY MARKET FUND: 2.5% (Cost: $18,262,983)
Invesco Treasury Portfolio - Institutional Class	18,262,983	18,262,983
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $484,607,031)		720,004,058
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $22,039,839)
Money Market Fund: 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio	22,039,839	22,039,839
Total Investments: 103.0% (Cost: $506,646,870)		742,043,897
Liabilities in excess of other assets: (3.0)%		(21,955,481)
NET ASSETS: 100.0%		$720,088,416

Derivative Contracts – PIPE – As of September 30, 2021

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation)	% of Net Assets
ACON S2	ACON S2 # (b) * ∞	$1,900,000	10/08/21	$(5,700)	0.0%
Decarbonization Plus	Decarbonization Plus # (b) ∞	$850,000	12/31/21	(5,423)	0.0
				$(11,123)	0.0%

Definitions:
ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
PIPE	Private Investment in Public Equity
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $87,779,219.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $50,161,130 which represents 7.0% of net assets.
*	Non-income producing
(a)	All or a portion of these securities are segregated for the unfunded subscription agreements. Total value of securities segregated is $18,737,880.
ø	Restricted Security – the aggregate value of restricted securities is $12,504,760, or 1.7% of net assets
∞	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(b)	Represents an unfunded subscription agreement in a private investment in a public entity. According to the agreement, the Fund is committed to purchase specified number of shares at a stated price on the settlement date pursuant to the closing of the business combination. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require shareholders approval, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its transactional commitment. The investment is restricted from resale until the settlement date.

Restricted securities held by the fund as of September 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Benson Hill, Inc.	09/29/2021	190,000	$1,900,000	$1,343,300	0.2%
EVgo, Inc.	06/30/2021	308,000	3,080,000	2,513,280	0.3
FREYR Battery SA	07/06/2021	350,000	3,500,000	3,454,500	0.5
Stem, Inc.	03/04/2021	362,000	3,620,000	8,648,180	1.2
			$12,100,000	$15,959,260	2.2%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.4%	$2,513,280
Consumer Staples	7.4	53,433,240
Energy	28.8	207,213,266
Financials	3.8	27,504,283
Industrials	11.5	83,117,902
Information Technology	5.1	35,987,441
Materials	39.3	283,152,498
Utilities	1.2	8,819,164
Money Market Fund	2.5	18,262,983
	100.0%	$720,004,057

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 88.0%
Australia: 15.6%
Bellevue Gold Ltd. # *	36,929,813	$22,525,733
De Grey Mining Ltd. # *	10,771,722	7,540,078
Emerald Resources NL # *	8,103,636	5,650,854
Evolution Mining Ltd. #	11,753,787	29,719,647
Northern Star Resources Ltd. #	3,962,500	24,268,912
Predictive Discovery Ltd. *	57,541,526	9,983,912
West African Resources Ltd. # *	40,548,200	28,457,630
		128,146,766
Brazil: 4.6%
Wheaton Precious Metals Corp. (USD) †	1,016,686	38,207,060
Canada: 51.8%
Agnico Eagle Mines Ltd. (USD)	614,400	31,856,640
Alamos Gold, Inc. (USD)	1,962,314	14,128,661
B2Gold Corp. (USD) †	11,417,436	39,047,631
Barrick Gold Corp. (USD)	2,228,700	40,228,035
Bear Creek Mining Corp. # *∞ ø	948,000	800,853
Bear Creek Mining Corp. *	2,737,800	2,269,612
Benchmark Metals, Inc. * † ‡	9,185,099	7,686,882
Bonterra Resources, Inc. *	4,278,931	3,243,150
Corvus Gold, Inc. * ‡	9,314,230	29,709,055
Equinox Gold Corp. (USD) *	2,475,203	16,336,340
Franco-Nevada Corp. (USD)	24,600	3,195,786
G Mining Ventures Corp. * † ‡	10,281,966	6,900,104
Galway Metals, Inc. * ‡	11,480,400	5,800,928
GoGold Resources, Inc. # *∞ ø	2,725,643	5,982,384
Gold Standard Ventures Corp. (USD) *	4,172,422	1,893,445
Goldsource Mines, Inc. * ‡	4,314,354	2,554,686
Great Bear Resources Ltd. *	549,097	5,878,537
Kinross Gold Corp. (USD)	7,652,300	41,016,328
Kirkland Lake Gold Ltd. (USD)	732,248	30,454,194
Liberty Gold Corp. * ‡	21,154,114	14,864,331
Lundin Gold, Inc. *	468,600	3,503,586
Marathon Gold Corp. *	4,515,500	10,944,722
Nighthawk Gold Corp. * †	3,298,000	2,109,095
O3 Mining, Inc. *	1,807,700	2,783,053
Orezone Gold Corp. * †	15,456,607	13,423,549
Osisko Mining, Inc. *	5,120,096	9,499,625
Perpetua Resources Corp. * †	247,520	1,231,151
Pretium Resources, Inc. (USD) * †	815,500	7,861,420
Probe Metals, Inc. *	3,434,223	4,988,923
Pure Gold Mining, Inc. *	4,107,451	2,886,177
Pure Gold Mining, Inc. # *∞ ø	5,058,500	3,514,511
Rio2 Ltd. *	8,493,556	3,688,186
Sabina Gold & Silver Corp. *	9,123,814	10,516,950
Silver Tiger Metals, Inc. *	5,982,500	2,125,474
Skeena Resources Ltd. *	396,550	3,932,313
SSR Mining, Inc. (USD) †	934,200	13,592,610
Wallbridge Mining Co. Ltd. *	9,103,200	3,809,171
Yamana Gold, Inc. (USD)	5,560,709	22,020,408
		426,278,506
South Africa: 2.3%
Gold Fields Ltd. (ADR) †	2,341,000	19,008,920
United Kingdom: 5.3%
Endeavour Mining Plc (CAD)	1,921,379	43,248,473
United States: 8.4%
Argonaut Gold, Inc. (CAD) *	2,174,822	4,721,901
Gatos Silver, Inc. *	491,366	5,714,587
GoGold Resources, Inc. (CAD) *	3,363,418	7,355,651
Newmont Corp.	940,376	51,062,417
		68,854,556
Total Common Stocks (Cost: $436,351,885)		723,744,281
WARRANTS: 0.9%
Canada: 0.9%
Benchmark Metals, Inc., CAD 1.80, expiring 09/18/22 # *∞	2,395,000	298,950
Goldsource Mines, Inc., CAD 1.40, expiring 05/20/23 #∞ ø	21,571,772	348,459
Liberty Gold Corp., CAD 0.60, expiring 10/02/21 # * ‡∞	10,822,000	2,477,799
Marathon Gold Corp., CAD 1.60, expiring 09/30/21 # *∞	1,754,500	2,022,399
Nighthawk Gold Corp., CAD 1.50, expiring 07/07/23 #∞ ø	1,649,000	193,724
O3 Mining, Inc., CAD 3.25, expiring 06/18/22 # *∞	694,450	25,495
Osisko Mining, Inc., CAD 5.25, expiring 12/23/21 # *∞	357,198	5,245
PG Mining Ventures Corp., CAD 0.80, expiring 05/20/22 # *∞	5,140,983	1,056,934
Pure Gold Mining, Inc., CAD 0.85, expiring 07/18/22 # *∞	3,172,500	535,763
Total Warrants (Cost: $4,243,323)		6,964,768
EXCHANGE TRADED FUND: 5.2% (a) (Cost: $43,555,913)
United States: 5.2%
SPDR Gold Shares *	258,000	42,368,760
MONEY MARKET FUND: 5.0% (Cost: $41,516,669)
Invesco Treasury Portfolio - Institutional Class	41,516,669	41,516,669
Total Investments Before Collateral for Securities Loaned: 99.1% (Cost: $525,667,790)		814,594,478
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $6,084,784)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	6,084,784	6,084,784
Total Investments: 99.8% (Cost: $531,752,574)		820,679,262
Other assets less liabilities: 0.2%		1,937,915
NET ASSETS: 100.0%		$822,617,177

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $135,425,370 which represents 16.5% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,777,735.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $10,839,931, or 1.3% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Restricted securities held by the fund as of September 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,865,267	$800,853	0.1%
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	5,982,384	0.7
Goldsource Mines, Inc. *	04/30/2021	21,571,772	789,589	348,459	0.1
Nighthawk Gold Corp. *	07/08/2021	1,649,000	0	193,724	0.0
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	3,514,511	0.4
			$9,228,935	$10,839,931	1.3%

*	Warrants

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.7%	$22,556,058
Gold	88.3	718,287,358
Precious Metals & Minerals	2.9	24,394,332
Silver	1.0	7,840,061
Money Market Fund	5.1	41,516,669
	100.0%	$814,594,478

Transactions in securities of affiliates for the period ended September 30, 2021:

	Value 12/31/2020		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021
Benchmark Metals, Inc.	$—		$9,297,112	$(381,654)	$(184,623)	$—	$(1,043,953)	$7,686,882
Corvus Gold, Inc.	17,891,855		5,738,282	(162,808)	(21)	—	6,241,747	29,709,055
G Mining Ventures Corp.	—		2,849,704	—	—	—	4,050,400	6,900,104
Galway Metals, Inc.	—	(a)	3,572,221	(112,119)	(58,814)	—	(4,113,021)	5,800,928
Goldsource Mines, Inc.	—		3,071,444	—	—	—	(516,758)	2,554,686
Liberty Gold Corp.*	9,692,104		—	—	—	—	(7,214,305)	2,477,799
Liberty Gold Corp.	34,226,388		—	(4,397,196)	1,216,250	—	(16,181,111)	14,864,331
Orezone Gold Corp.	11,191,133		2,360,839	(358,210)	65,628	—	164,159	—	(b)
West African Resources Ltd.	37,833,807		—	(4,877,521)	2,116,369	—	(6,615,025)	—	(b)
	$110,835,287		$26,889,602	$(10,289,508)	$3,154,789	$—	$(25,227,867)	$69,993,785

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
*	Warrants
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 2.8%
Wells Fargo & Co.	10,286	$477,373
Capital Goods: 11.1%
Boeing Co. *	1,972	433,722
Emerson Electric Co.	2,170	204,414
General Dynamics Corp.	1,144	224,258
Lockheed Martin Corp.	1,197	413,085
Masco Corp.	3,750	208,312
Raytheon Technologies Corp.	2,700	232,092
Roper Technologies, Inc.	464	207,004
		1,922,887
Commercial & Professional Services: 1.2%
Equifax, Inc.	812	205,777
Consumer Durables & Apparel: 2.5%
Polaris, Inc.	3,591	429,699
Consumer Services: 1.3%
McDonald’s Corp.	922	222,303
Diversified Financials: 3.7%
Berkshire Hathaway, Inc. *	1,580	431,245
Intercontinental Exchange, Inc.	1,881	215,977
		647,222
Energy: 2.9%
Cheniere Energy, Inc. *	5,052	493,429
Food, Beverage & Tobacco: 12.2%
Altria Group, Inc.	9,008	410,044
Campbell Soup Co.	5,200	217,412
Constellation Brands, Inc.	1,964	413,795
Kellogg Co.	6,842	437,341
Philip Morris International, Inc.	4,357	413,000
The Coca-Cola Co.	3,925	205,945
		2,097,537
Health Care Equipment & Services: 7.2%
Cerner Corp.	2,719	191,744
Medtronic Plc	3,383	424,059
Veeva Systems, Inc. *	728	209,788
Zimmer Biomet Holdings, Inc.	2,859	418,443
		1,244,034
Materials: 5.1%
Compass Minerals International, Inc.	7,058	454,535
Corteva, Inc.	10,098	424,924
		879,459
Media & Entertainment: 6.3%
Alphabet, Inc. *	167	446,478
Comcast Corp.	3,782	211,527
Facebook, Inc. *	1,249	423,898
		1,081,903
Pharmaceuticals, Biotechnology & Life Sciences: 12.3%
Biogen, Inc. *	1,256	355,436
Bristol-Myers Squibb Co.	6,677	395,078
Gilead Sciences, Inc.	6,293	439,566
Merck & Co., Inc.	5,784	434,436
Pfizer, Inc.	5,540	238,275
Thermo Fisher Scientific, Inc.	441	251,957
		2,114,748
Retailing: 2.4%
Amazon.com, Inc. *	125	410,630
Semiconductors & Semiconductor Equipment: 6.3%
Intel Corp.	8,024	427,519
KLA Corp.	664	222,115
Lam Research Corp.	383	217,984
Microchip Technology, Inc.	1,450	222,560
		1,090,178
Software & Services: 19.0%
Aspen Technology, Inc. *	3,282	403,030
Blackbaud, Inc. *	6,076	427,447
Guidewire Software, Inc. *	3,710	441,008
Microsoft Corp.	1,570	442,614
Salesforce.com, Inc. *	1,742	472,465
ServiceNow, Inc. *	405	252,019
Tyler Technologies, Inc. *	950	435,718
Western Union Co.	19,637	397,060
		3,271,361
Transportation: 1.3%
CH Robinson Worldwide, Inc.	2,511	218,457
Utilities: 2.4%
Dominion Energy, Inc.	5,684	415,046
Total Common Stocks (Cost: $14,983,979)		17,222,043
MONEY MARKET FUND: 1.3%
(Cost: $220,265)
Invesco Treasury Portfolio - Institutional Class	220,265	220,265
Total Investments: 101.3% (Cost: $15,204,244)		17,442,308
Liabilities in excess of other assets: (1.3)%		(215,360)
NET ASSETS: 100.0%		$17,226,948

Footnotes:
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.2%	$1,081,903
Consumer Discretionary	6.2	1,062,632
Consumer Staples	12.0	2,097,537
Energy	2.8	493,429
Financials	6.4	1,124,595
Health Care	19.2	3,358,782
Industrials	13.5	2,347,121
Information Technology	25.0	4,361,539
Materials	5.0	879,459
Utilities	2.4	415,046
Money Market Fund	1.3	220,265
	100.0%	$17,442,308

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.9% (a)
iShares Core MSCI Emerging Markets ETF	23,162	$1,430,485
iShares Core U.S. Aggregate Bond ETF	30,412	3,492,210
iShares MSCI Eurozone ETF †	67,511	3,248,629
iShares MSCI South Korea ETF	771	62,189
iShares MSCI Switzerland ETF †	16,512	769,129
iShares MSCI United Kingdom ETF †	18,489	596,270
iShares Russell 1000 Growth ETF	27,765	7,608,721
iShares Russell 1000 Value ETF	56,260	8,805,253
iShares Russell 2000 Growth ETF †	4,756	1,396,314
iShares Russell 2000 Value ETF †	10,274	1,646,203
JPMorgan BetaBuilders Japan ETF	22,772	1,337,627
Vanguard FTSE Emerging Markets ETF †	9,235	461,842
Vanguard Total Bond Market ETF	40,812	3,487,385
Total Exchange Traded Funds (Cost: $27,709,697)		34,342,257
MONEY MARKET FUND: 0.4% (Cost: $142,814)
Invesco Treasury Portfolio - Institutional Class	142,814	142,814
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $27,852,511)		34,485,071
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 12.7% (Cost: $4,353,326)
Money Market Fund: 12.7%
State Street Navigator Securities Lending Government Money Market Portfolio	4,353,326	4,353,326
Total Investments: 113.0% (Cost: $32,205,837)		38,838,397
Liabilities in excess of other assets: (13.0)%		(4,459,578)
NET ASSETS: 100.0%		$34,378,819

Footnotes:
(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $5,262,258.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchange Traded Fund	99.6%	$34,342,257
Money Market Fund	0.4	142,814
	100.0%	$34,485,071